Fair Value Measurements (Fixed Maturities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Fixed Maturities [Member] | Available-for-sale Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	$ 4,169		$ 3,842
Total realized/unrealized gains (losses) included in net income	36	[1],[2]	(133)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	220	[3]	563	[3]
Purchases	275		677
Settlements	(458)		(432)
Sales	(1,431)		(493)
Transfers into Level 3	161	[4]	1,293	[4]
Transfers out of Level 3	(401)	[4]	(1,148)	[4]
Fair value, Ending Balance	2,571		4,169
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(17)	[2],[5]	(52)	[2],[5]
Fixed Maturities [Member] | Residential Mortgage Backed Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	1,133		933
Total realized/unrealized gains (losses) included in net income	39	[1],[2]	(68)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	42	[3]	298	[3]
Purchases	74		289
Settlements	(134)		(125)
Sales	(355)		(173)
Transfers into Level 3	0	[4]	2	[4]
Transfers out of Level 3	(1)	[4]	(23)	[4]
Fair value, Ending Balance	798		1,133
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(1)	[2],[5]	(11)	[2],[5]
Fixed Maturities [Member] | Municipal [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	169		382
Total realized/unrealized gains (losses) included in net income	0	[1],[2]	(5)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	(10)	[3]	34	[3]
Purchases	0		174
Settlements	0		0
Sales	(110)		(91)
Transfers into Level 3	0	[4]	0	[4]
Transfers out of Level 3	0	[4]	(325)	[4]
Fair value, Ending Balance	49		169
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	0	[2],[5]	(5)	[2],[5]
Fixed Maturities [Member] | Foreign Government Debt Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	34		37
Total realized/unrealized gains (losses) included in net income	(1)	[1],[2]	0	[1],[2]
Total realized/unrealized gains (losses) included in OCI	(3)	[3]	1	[3]
Purchases	27		9
Settlements	(4)		(4)
Sales	(13)		(11)
Transfers into Level 3	0	[4]	2	[4]
Transfers out of Level 3	(2)	[4]	0	[4]
Fair value, Ending Balance	38		34
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	0	[2],[5]	0	[2],[5]
Fixed Maturities [Member] | Corporate Debt Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	1,340		1,497
Total realized/unrealized gains (losses) included in net income	6	[1],[2]	2	[1],[2]
Total realized/unrealized gains (losses) included in OCI	(4)	[3]	(38)	[3]
Purchases	75		169
Settlements	(112)		(98)
Sales	(333)		(74)
Transfers into Level 3	99	[4]	538	[4]
Transfers out of Level 3	(281)	[4]	(656)	[4]
Fair value, Ending Balance	790		1,340
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(7)	[2],[5]	(7)	[2],[5]
Fixed Maturities [Member] | CMBS [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	532		348
Total realized/unrealized gains (losses) included in net income	(14)	[1],[2]	(41)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	53	[3]	89	[3]
Purchases	37		18
Settlements	(89)		(111)
Sales	(152)		(109)
Transfers into Level 3	36	[4]	422	[4]
Transfers out of Level 3	(43)	[4]	(84)	[4]
Fair value, Ending Balance	360		532
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(2)	[2],[5]	(17)	[2],[5]
Fixed Maturities [Member] | Collateralized Debt Obligations [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	723		328
Total realized/unrealized gains (losses) included in net income	18	[1],[2]	(19)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	110	[3]	134	[3]
Purchases	37		0
Settlements	(113)		(36)
Sales	(341)		(1)
Transfers into Level 3	23	[4]	317	[4]
Transfers out of Level 3	(29)	[4]	0	[4]
Fair value, Ending Balance	428		723
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	0	[2],[5]	(11)	[2],[5]
Fixed Maturities [Member] | Asset-backed Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	238		317
Total realized/unrealized gains (losses) included in net income	(12)	[1],[2]	(2)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	32	[3]	45	[3]
Purchases	25		18
Settlements	(6)		(58)
Sales	(127)		(34)
Transfers into Level 3	3	[4]	12	[4]
Transfers out of Level 3	(45)	[4]	(60)	[4]
Fair value, Ending Balance	108		238
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(7)	[2],[5]	(1)	[2],[5]
Fixed Maturities, FVO [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	199		484
Total realized/unrealized gains (losses) included in net income	61	[1],[2]	106	[1],[2]
Total realized/unrealized gains (losses) included in OCI	0	[3]	0	[3]
Purchases	14		1
Settlements	(2)		(1)
Sales	(94)		(391)
Transfers into Level 3	3	[4]	0	[4]
Transfers out of Level 3	(3)	[4]	0	[4]
Fair value, Ending Balance	178		199
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	44	[2],[5]	(7)	[2],[5]
Monthly N.A.V Calulation [Member] | Limited Partnerships and Other Alternative Investments [Member] | Fair Value, Inputs, Level 3 [Member] | Alternative Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value Based on Inputs	$ 0		$ 150

[1]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]	All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.
[3]	All amounts are before income taxes and amortization of DAC.
[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[5]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).